Label	Element	Value
AllianzGI Global Water Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 29, 2015 to the

Statutory Prospectus for Class A, Class B, Class C, Class R, Class R6,

Institutional Class, Class P, Administrative Class and Class D Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2015 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Water Fund and AllianzGI Global Megatrends Fund (for purposes of this section only, each, a “Fund,” and together, the “Funds”)

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Global Water Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In order to reflect the recent consolidation and renaming of two third-party stock indices, within the Fund Summary relating to each Fund, and within the subsections of the “Principal Investments and Strategies of Each Fund” section relating to each Fund, all references to “the Palisades Water or Global Water Indices” are hereby deleted and replaced with references to “the NASDAQ OMX US Water or Global Water Indices”.

Please retain this Supplement for future reference.